Interest and Other Expense, Net (Tables)	12 Months Ended
Sep. 30, 2014
Other Income and Expenses [Abstract]
Interest and Other Expense, Net

Interest and other expense, net, consists of the following:

	Year Ended September 30,
	2014	2013	2012
Interest income	$(4,075)	$(4,915)	$(5,478)
Interest expense	3,483	3,557	3,175
Foreign exchange loss	3,447	4,279	7,378
Gain on sale of investments(1)	—	—	(9,172)
Other, net	3,243	3,154	5,045

	$6,098	$6,075	$948

(1)	Includes primarily a gain of $6,270 on the sale of the remaining minority interest in Longshine Information Technology Company Ltd.